Vanguard Russell 1000 Growth Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Russell 1000 Growth Index Fund - Institutional Shares	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.06%